Quarterly Holdings Report
for

Fidelity® Small Cap Discovery Fund

July 31, 2020

SMR-QTLY-0920
1.804843.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
COMMUNICATION SERVICES - 1.8%
Media - 1.8%
Cogeco Communications, Inc.	350,000	$26,678,861
Emerald Expositions Events, Inc. (a)	4,793,125	13,037,300
		39,716,161
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.7%
Linamar Corp.	500,000	14,931,502
Diversified Consumer Services - 0.5%
Career Education Corp. (b)	750,000	10,800,000
Hotels, Restaurants & Leisure - 3.0%
Hilton Grand Vacations, Inc. (b)	1,900,000	38,570,000
Vail Resorts, Inc.	150,000	28,804,500
		67,374,500
Household Durables - 2.1%
LGI Homes, Inc. (b)(c)	418,804	47,789,724
Leisure Products - 0.4%
Vista Outdoor, Inc. (b)	500,000	8,575,000
Multiline Retail - 1.7%
Ollie's Bargain Outlet Holdings, Inc. (b)(c)	375,000	39,412,500
Specialty Retail - 0.6%
Aaron's, Inc. Class A	250,000	13,045,000

TOTAL CONSUMER DISCRETIONARY		201,928,226

CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc. (b)	300,000	12,015,000
Performance Food Group Co. (b)	350,000	9,807,000
		21,822,000
Food Products - 1.5%
Inghams Group Ltd. (c)	2,500,000	5,929,935
Sanderson Farms, Inc.	250,000	27,873,750
		33,803,685

TOTAL CONSUMER STAPLES		55,625,685

ENERGY - 1.5%
Energy Equipment & Services - 0.8%
Championx Corp. (b)	500,000	4,755,000
Oil States International, Inc. (b)	1,020,330	4,571,078
ShawCor Ltd. Class A (a)	4,000,000	7,913,696
		17,239,774
Oil, Gas & Consumable Fuels - 0.7%
Brigham Minerals, Inc. Class A	1,500,000	16,620,000

TOTAL ENERGY		33,859,774

FINANCIALS - 17.9%
Banks - 8.5%
BOK Financial Corp. (c)	700,000	38,990,000
Cullen/Frost Bankers, Inc. (c)	700,000	50,442,000
First Citizens Bancshares, Inc.	140,000	59,621,800
First Hawaiian, Inc.	1,500,000	26,070,000
Wintrust Financial Corp.	350,000	14,980,000
		190,103,800
Capital Markets - 1.3%
BrightSphere Investment Group, Inc.	2,250,000	30,240,000
Consumer Finance - 0.9%
Encore Capital Group, Inc. (b)	300,000	10,959,000
First Cash Financial Services, Inc.	150,000	8,646,000
		19,605,000
Diversified Financial Services - 1.7%
Cannae Holdings, Inc. (b)	1,000,000	37,680,000
Insurance - 5.5%
BRP Group, Inc. (b)	200,000	3,490,000
Enstar Group Ltd. (b)	350,000	58,782,500
First American Financial Corp.	1,200,000	61,212,000
		123,484,500

TOTAL FINANCIALS		401,113,300

HEALTH CARE - 11.6%
Health Care Equipment & Supplies - 4.9%
Envista Holdings Corp. (b)	2,500,000	54,675,000
Haemonetics Corp. (b)	250,000	21,915,000
Hill-Rom Holdings, Inc.	300,000	29,166,000
Utah Medical Products, Inc.	50,000	4,075,000
		109,831,000
Health Care Providers & Services - 3.4%
Patterson Companies, Inc. (c)	1,100,000	29,216,000
Premier, Inc. (b)	1,350,000	47,209,500
		76,425,500
Life Sciences Tools & Services - 2.6%
Charles River Laboratories International, Inc. (b)	300,000	59,697,000
Pharmaceuticals - 0.7%
Prestige Brands Holdings, Inc. (b)	400,000	14,876,000

TOTAL HEALTH CARE		260,829,500

INDUSTRIALS - 20.2%
Aerospace & Defense - 1.6%
Ultra Electronics Holdings PLC	1,150,000	35,857,437
Building Products - 0.6%
Patrick Industries, Inc.	200,000	12,790,000
Commercial Services & Supplies - 4.4%
ABM Industries, Inc.	750,000	26,925,000
Cimpress PLC (b)	400,000	40,000,000
Knoll, Inc.	850,000	9,953,500
The Brink's Co.	500,000	22,175,000
		99,053,500
Construction & Engineering - 0.2%
Mirait Holdings Corp.	250,000	3,429,219
Electrical Equipment - 0.2%
Regal Beloit Corp.	50,000	4,598,500
Machinery - 0.2%
THK Co. Ltd.	200,000	4,642,199
Marine - 0.0%
MPC Container Ships ASA (b)	3,500,000	1,095,931
Professional Services - 7.8%
ASGN, Inc. (b)	1,000,000	68,460,000
BG Staffing, Inc.	6,216	56,441
Insperity, Inc.	400,000	26,744,000
Intertrust NV (d)	2,500,000	46,175,640
Kforce, Inc.	463,846	13,377,319
Persol Holdings Co., Ltd.	1,588,900	20,083,588
		174,896,988
Road & Rail - 3.2%
TFI International, Inc.	750,000	32,542,500
TFI International, Inc. (Canada)	900,000	39,051,850
		71,594,350
Trading Companies & Distributors - 2.0%
Beacon Roofing Supply, Inc. (b)	1,000,000	31,160,000
GMS, Inc. (b)	239,300	5,606,799
MRC Global, Inc. (b)	1,500,000	8,925,000
		45,691,799

TOTAL INDUSTRIALS		453,649,923

INFORMATION TECHNOLOGY - 18.4%
Electronic Equipment & Components - 7.8%
Insight Enterprises, Inc. (b)	1,250,000	62,300,000
SYNNEX Corp.	750,000	93,554,999
TTM Technologies, Inc. (b)	1,500,000	18,465,000
		174,319,999
IT Services - 2.1%
Genpact Ltd.	750,000	29,865,000
International Money Express, Inc. (b)	391,610	5,278,903
Tucows, Inc. (b)(c)	200,000	12,102,000
		47,245,903
Semiconductors & Semiconductor Equipment - 6.3%
Cabot Microelectronics Corp.	200,000	30,144,000
Cirrus Logic, Inc. (b)	250,000	17,132,500
Ichor Holdings Ltd. (b)	600,000	19,692,000
ON Semiconductor Corp. (b)	3,000,000	61,800,000
SMART Global Holdings, Inc. (b)	500,000	13,945,000
		142,713,500
Software - 1.1%
j2 Global, Inc. (b)	200,000	11,344,000
Zix Corp. (b)	2,000,000	14,230,000
		25,574,000
Technology Hardware, Storage & Peripherals - 1.1%
Elecom Co. Ltd.	500,000	24,656,370

TOTAL INFORMATION TECHNOLOGY		414,509,772

MATERIALS - 5.4%
Chemicals - 2.7%
Valvoline, Inc.	3,000,000	61,560,000
Construction Materials - 2.7%
Eagle Materials, Inc.	250,000	20,057,500
Wienerberger AG	1,750,000	40,135,701
		60,193,201

TOTAL MATERIALS		121,753,201

REAL ESTATE - 8.7%
Equity Real Estate Investment Trusts (REITs) - 4.6%
CareTrust (REIT), Inc.	1,000,000	18,020,000
Corporate Office Properties Trust (SBI)	1,000,000	26,480,000
Douglas Emmett, Inc.	1,750,000	50,995,000
iStar Financial, Inc.	800,000	9,288,000
		104,783,000
Real Estate Management & Development - 4.1%
Cushman & Wakefield PLC (b)(c)	3,500,000	37,450,000
Jones Lang LaSalle, Inc.	550,000	54,400,500
		91,850,500

TOTAL REAL ESTATE		196,633,500

UTILITIES - 0.9%
Electric Utilities - 0.2%
Portland General Electric Co.	100,000	4,413,000
Gas Utilities - 0.7%
Brookfield Infrastructure Corp. A Shares	350,000	15,974,000

TOTAL UTILITIES		20,387,000

TOTAL COMMON STOCKS
(Cost $2,109,741,950)		2,200,006,042

Money Market Funds - 4.6%
Fidelity Cash Central Fund 0.14% (e)	47,294,409	47,308,598
Fidelity Securities Lending Cash Central Fund 0.13% (e)(f)	54,490,945	54,496,394
TOTAL MONEY MARKET FUNDS
(Cost $101,804,707)		101,804,992
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $2,211,546,657)		2,301,811,034
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(55,297,617)
NET ASSETS - 100%		$2,246,513,417

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,175,640 or 2.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,164
Fidelity Securities Lending Cash Central Fund	49,024
Total	$57,188

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Emerald Expositions Events, Inc.	$10,928,325	$--	$--	$--	$--	$2,108,975	$13,037,300
ShawCor Ltd. Class A	5,862,280	--	--	--	--	2,051,416	7,913,696
Total	$16,790,605	$--	$--	$--	$--	$4,160,391	$20,950,996

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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